SCHEDULE I, CONDENSED FINANCIAL INFORMATION OF PARENT, CASH FLOWS (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule I, Condensed Financial Information of Parent, Cash Flows [Abstract]
Schedule I, Condensed Financial Information of Parent, Net cash (used in) provided by operating activities	$ (809)	$ (287)	$ 218
Schedule I, Condensed Financial Information of Parent, Dividends received from subsidiaries	250	50	100
Schedule I, Condensed Financial Information of Parent, Expenditures for property, plant and equipment	(1)	(2)	(1)
Schedule I, Condensed Financial Information of Parent, Purchase of trust assets	(6)	(7)
Schedule I, Condensed Financial Information of Parent, Proceeds from sales by trust	10	12	11
Schedule I, Condensed Financial Information Of Parent, Capital Contribution To Subsidiary		(200)
Schedule I, Condensed Financial Information of Parent, (Increase) decrease in loans to affiliates, net	(33)	82	1,204
Schedule I, Condensed Financial Information of Parent, Cash (used in) provided by investing activities	220	(65)	1,314
Schedule I, Condensed Financial Information of Parent, Common stock dividends paid	(550)	(440)	(364)
Schedule I, Condensed Financial Information of Parent, Issuances of common stock	78	28	40
Schedule I, Condensed Financial Information of Parent, Repurchases of common stock	(16)	(18)	(502)
Schedule I, Condensed Financial Information of Parent, Issuances of long-term debt	1,100	799	40
Schedule I, Condensed Financial Information of Parent, Payments on long-term debt	(8)	(24)	(565)
Schedule I, Condensed Financial Information of Parent, (Decrease) increase in loans from affiliates, net		(136)	(40)
Schedule I, Condensed Financial Information of Parent, Other	(8)	(3)	9
Schedule I, Condensed Financial Information of Parent, Cash provided by (used in) financing activities	596	206	(1,382)
Schedule I, Condensed Financial Information of Parent, (Decrease) increase in cash and cash equivalents	7	(146)	150
Schedule I, Condensed Financial Information of Parent, Cash and cash equivalents, Beginning of period	11	157	7
Schedule I, Condensed Financial Information of Parent, Cash and cash equivalents, End of period	$ 18	$ 11	$ 157